Borrowings (Details 4) - Corporate Note [Member] - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Debt structure, beginning	$ 85,244,538	$ 98,057,000
Exchange		2,548,938
Issue	30,945,000	30,000,000
Payment / Repurchase		(45,361,400)
Debt structure, ending	116,189,538	85,244,538
Debt structure	116,189,538	85,244,538
Argentina, Pesos
IfrsStatementLineItems [Line Items]
Debt structure, beginning	45,841	62,248
Debt structure, ending	94,724	45,841
Debt structure	94,724	45,841
Fixed Rate Par Note Maturity 2024 [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Debt structure, beginning	30,000,000
Exchange
Issue	30,945,000	30,000,000
Payment / Repurchase
Debt structure, ending	60,945,000	30,000,000
Debt structure	60,945,000	30,000,000
Fixed Rate Par Note Maturity 2024 [Member] | Argentina, Pesos
IfrsStatementLineItems [Line Items]
Debt structure, beginning	16,010
Debt structure, ending	49,854	16,010
Debt structure	49,854	16,010
Fixed Rate Par Note Maturity 2025 [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Debt structure, beginning	55,244,538
Exchange		55,244,538
Issue
Payment / Repurchase
Debt structure, ending	55,244,538	55,244,538
Debt structure	55,244,538	55,244,538
Fixed Rate Par Note Maturity 2025 [Member] | Argentina, Pesos
IfrsStatementLineItems [Line Items]
Debt structure, beginning	29,831
Debt structure, ending	44,870	29,831
Debt structure	44,870	29,831
Fixed Rate Par Note Maturity 2022 [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Debt structure, beginning		98,057,000
Exchange		(52,695,600)
Issue
Payment / Repurchase		(45,361,400)
Debt structure, ending
Debt structure
Fixed Rate Par Note Maturity 2022 [Member] | Argentina, Pesos
IfrsStatementLineItems [Line Items]
Debt structure, beginning		62,248
Debt structure, ending
Debt structure